SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule Of Subsidiary and Variable Interest Entity [Table Text Block]
The accompanying consolidated financial statements include the following entities:

Name of subsidiaries	Place of incorporation	Percentage of interest	Principal activities

Capital Award Inc. ("CA")	Belize	100% (12.31.2012: 100%) directly	Fishery development and holder of A-Power Technology master license.

Capital Stage Inc. ("CS")	Belize	100% (12.31.2012:100%) indirectly	Dormant

Capital Hero Inc. ("CH")	Belize	100% (12.31.2012:100%) indirectly	Dormant

Tri-way Industries Limited ("TRW")	Hong Kong, PRC	100% (12.31.2012: 100%) directly	Investment holding, holder of enzyme technology master license for manufacturing of livestock feed and bio-organic fertilizer and has not commenced its planned business of fish farm operations.

Macau Meiji Limited ("MEIJI")	Macau, PRC	100% (12.31.2012: 100%) directly	Investment holding, cattle farm development, beef cattle and beef trading

A Power Agro Agriculture Development (Macau) Limited ("APWAM")	Macau, PRC	100% (12.31.2012: 100%) directly	Investment holding

Jiang Men City Heng Sheng Tai Agriculture Development Co. Ltd ("JHST")	PRC	75% (12.31.2012: 75%) directly	Hylocereus Undatus Plantation ("HU Plantation").

Jiang Men City A Power Fishery Development Co., Limited ("JFD")	PRC	75% (12.31.2012: 75%) indirectly	Fish cultivation

Jiang Men City Hang Mei Cattle Farm Development Co., Limited ("JHMC")	PRC	75% (12.31.2012: 75%) indirectly	Beef cattle cultivation

Hunan Shenghua A Power Agriculture Co., Limited ("HSA")	PRC	26% directly and 50% indirectly (12.31.2012: 26% directly and 50% indirectly)	Manufacturing of organic fertilizer,livestock feed, and beef cattle and sheep cultivation, and plantation of crops and pastures

Name of variable interest entity	Place of incorporation	Percentage of interest	Principal activities

Qinghai Sanjiang A Power Agriculture Co., Ltd ("SJAP")	PRC	45% (12.31.2012: 45%) indirectly	Manufacturing of organic fertilizer,livestock feed, and beef cattle and plantation of crops and pastures

Name of unconsolidated equity investee	Place of incorporation	Percentage of interest	Principal activities

Enping City Bi Tao A Power Prawn Culture Development Co., Limited ("EBAPCD") (pending approval)	PRC	25% (12.31.2012: 25% indirectly)	Prawn cultivation

The accompanying consolidated financial statements include the following entities:

Name of subsidiaries	Place of incorporation	Percentage held	Principal activities

Capital Award Inc. (“CA”)	Belize	100% directly	Fishery development and holder of AP License

Capital Stage Inc. (“CS”)	Belize	100% indirectly	Dormant

Capital Hero Inc. (“CH”)	Belize	100% indirectly	Dormant

Tri-way Industries Limited (“TRW”)	Hong Kong, PRC	100% directly	Investment holding, holder of enzyme technology master license for manufacturing of livestock feed and bio-organic fertilizer; has not commenced its planned business of fish farm operations.

Macau Meiji Limited (“MEIJI”)	Macau, PRC	100% directly	Investment holding, cattle farm development, beef cattle and beef trading

A Power Agro Agriculture Development (Macau) Limited (“APWAM”)	Macau, PRC	100% directly	Investment holding

Jiang Men City Heng Sheng Tai Agriculture Development Co. Ltd (“JHST”)	PRC	75% directly	Hylocereus Undatus Plantation (“HU Plantation”).

Jiang Men City A Power Fishery Development Co., Limited (“JFD”)	PRC	75% indirectly treated as subsidiary	Fish cultivation

Jiang Men City Hang Mei Cattle Farm Development Co., Limited (“JHMC”) Formerly known as Enping City A Power Cattle Farm Co., Limited (“ECF”)	PRC	75% indirectly treated as subsidiary	Beef cattle cultivation

Hunan Shenghua A Power Agriculture Co., Limited (“HSA”)	PRC	26% directly and 50% indirectly	Manufacturing of organic fertilizer, livestock feed, and beef cattle and sheep cultivation, and plantation of crops and pastures

Name of variable interest entity	Place of incorporation	Percentage held	Principal activities

Qinghai Sanjiang A Power Agriculture Co., Ltd (“SJAP”)	PRC	45% indirectly	Manufacturing of organic fertilizer, livestock feed, and beef cattle and plantation of crops and pastures

Name of unconsolidated equity investee	Place of incorporation	Percentage held	Principal activities

Enping City Bi Tao A Power Prawn Culture Development Co., Limited (“EBAPCD”) (pending approval)	PRC	25%	Prawn cultivation

Schedule Of Property Plant Equipment Useful Life [Table Text Block]
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets.

Plant and machinery	5 - 10 years
Structure and leasehold improvements	10 - 20 years
Mature seeds	20 years
Furniture and equipment	2.5 - 10 years
Motor vehicles	5 -10 years

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets.

Plant and machinery	5 - 10 years
Structure and leasehold improvements	10 - 20 years
Mature seeds	20 years
Furniture and equipment	2.5 - 10 years
Motor vehicles	5 -10 years

Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
The Company had 5 major customers whose revenue individually represented the following percentages of the Company’s total revenue:

	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012

Customer A	26.94%	12.76%	18.57%	7.82%
Customer B	-	25.65%	16.71%	21.85%
Customer C	12.51%	14.44%	12.32%	12.21%
Customer D	8.90%	-	10.09%	11.87%
Customer E	-	-	8.20%	-
Customer F	-	18.99%	-	20.63%
Customer G	-	8.21%	-	-
Customer H	7.98%
Customer I	7.86%
	64.19%	80.05%	65.89%	74.38%

	Segment	Amount
Customer A	Fishery Development Division	$20,338,677
Customer B	Fishery Development Division	$18,293,639
Customer C	Organic Fertilizer and Bread Grass Division	$13,494,997
Customer D	Fishery Development Division	$11,051,367

The Company had 5 major customers whose accounts receivable balance individually represented the following percentages of the Company’s total accounts receivable:

	June 30, 2013	December 31, 2012

Customer A	15.21%	11.14%
Customer B	15.01%	14.32%
Customer C	12.03%	9.94%
Customer D	11.69%	18.18%
Customer E	8.26%	8.23%
	62.20%	61.81%

The Company had 5 major customers (A, B, C, D & E) whose business individually represented the following percentages of the Company’s total revenue for the periods indicated:

	2012	2011

Customer A	32.44%	-
Customer B	10.27%	-
Customer C	9.69%	-
Customer D	6.34%	-
Customer E	6.01%	-
Customer F		29.03%
Customer G	-	13.96%
Customer H	-	13.87%
Customer I	-	8.24%
Customer J	-	6.68%
	64.75%	71.78%

	Segment	Amount

Customer A	Fishery Development Division	$44,966,265

Customer B	Fishery Development Division	$17,206,190

The Company’s same 5 major customers (A, B, C, D & E) whose accounts receivable balance individually represented the following percentages of the Company’s total accounts receivable for the periods indicated:

	2012	2011

Customer A	18.18%	15.31%
Customer B	14.32%	-
Customer C	11.14%	-
Customer D	9.94%	-
Customer E	8.23%	-
Customer F		9.14%
Customer G	-	8.60%
Customer H	-	8.39%
Customer I	-	8.22%

	61.81%	49.66%